Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Maturity Profile of the Contractual Cash Flow

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at June 30, 2023	Less than 1 year	1 - 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$18,432,797	$		$-	$18,432,797
Loans payable	121,445		-	-	121,445
Lease liability	28,275		170,832	147,084	346,191
RSU obligation	71,046			-	71,046
Convertible debt	-		15,000,000	-	15,000,000
Total liabilities	$18,653,563		$15,170,832	$147,084	$33,971,479

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823